RELATED PARTIES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
The total of the transactions:
Key management personnel compensation	$ 3,878	$ 2,077
Finance costs incurred from De Beers Canada Inc.	1,529	359
Kennady diamonds [Member]
The total of the transactions:
Settlement of liabilities by entity on behalf of related party, related party transactions	90	90
International investment and underwriting [Member]
The total of the transactions:
Settlement of liabilities by entity on behalf of related party, related party transactions	82	53
De beers canada inc [Member]
The total of the transactions:
Diamonds sold to De Beers Canada Inc.	8,791	3,622
Assets purchased from De Beers Canada Inc.	324	553
Gk mine [Member]
The total of the transactions:
Key management personnel compensation	4,153	5,211
De Beers Canada [Member]
The total of the transactions:
Sunk cost repayment to De Beers Canada Inc.	49,063	0
Diamonds purchased from De Beers Canada Inc.	19,470	10
Finance costs incurred from De Beers Canada Inc.	$ 339	$ 205